Allowance for Doubtful Accounts Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 235	1,462	3,745
Provision for doubtful debt	14,065	87,626	1,778
Written-off			(4,061)
Ending balance	$ 14,300	89,088	1,462